Equity and other equity items	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Equity and other equity items
25. Equity and other equity items
(1) Equity management
Toyota will efficiently invest in maintenance and replacement of conventional manufacturing facilities and the introduction of new products, and will focus on capital investment and research and development in areas contributing to strengthening competitiveness and future growth. Through these activities, Toyota aims to improve corporate value and keep sustainable growth for realization of a new mobility society. Generally, Toyota Motor Corporation shareholder’s equity covers such activities, with additional short-term and long-term debt, if necessary.
The amount of Toyota Motor Corporation shareholder’s equity and short-term and long-term debt are as follows:

	Yen in millions
	March 31,
	2024	2025
Toyota Motor Corporation Shareholders’ equity	34,220,991	35,924,826
Short-term and long-term debt	36,561,780	38,792,879
(2) Number of shares
As of March 31, 2023, 2024 and 2025, the total number of authorized shares of TMC’s common stock was 50,000,000,000.
The changes in the shares of common stock issued are as follows:

	For the years ended March 31,
	2023	2024	2025
Common stock issued:
Balance at beginning of year	16,314,987,460	16,314,987,460	16,314,987,460
Changes during the year	—	—	(520,000,000)

Balance at end of year	16,314,987,460	16,314,987,460	15,794,987,460

The common stock issued by TMC is a
no-parity
stock without any limitations on the content of the rights, and the issued stock is fully paid.
The total number of treasury stock was 2,749,807,731, 2,840,815,433 and 2,746,057,686 as of March 31, 2023, 2024 and 2025, respectively.
(3) Capital surplus and retained earnings
Capital surplus consists of capital reserves and other capital surplus. Retained earnings consist of retained earnings reserve and other retained earnings. The Companies Act of Japan provides that an amount equal to 10% of distributions from surplus paid by TMC and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital. The Companies Act provides that the retained earnings reserve of TMC and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.
The amounts of statutory retained earnings of TMC available for dividend payments to shareholders were ¥16,723,895 million and ¥18,333,862 million as of March 31, 2024 and 2025, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained.
Retained earnings at March 31, 2025 includes
¥3,751,118 million relating to equity in undistributed earnings of associates and joint ventures.
(4) Treasury stock
The repurchase, reissuance and retirement of treasury stock are as follows:
For the year ended March 31, 2023
Repurchase of treasury stock
1) Repurchasing of treasury stock resolved at the Board of Directors meeting held on March 23, 2022
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	44,114,900 shares
Total purchase price for repurchase of shares	¥95,392 million
2) Repurchasing of treasury stock resolved at the Board of Directors meeting held on May 11, 2022 and November 1, 2022

Reason for repurchasing treasury stock -

The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	169,429,000 shares
Total purchase price for repurchase of shares	¥335,685 million
For the year ended March 31, 2024
Repurchase of treasury stock
1) Repurchasing of treasury stock resolved at the Board of Directors meeting held on May 10, 2023
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.

Details of matters relating to repurchase -

Number of common shares repurchased	64,590,700 shares
Total purchase price for repurchase of shares	¥150,000 million
2) Repurchasing of treasury stock resolved at the Board of Directors meeting held on November 1, 2023
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	26,880,600 shares
Total purchase price for repurchase of shares	¥81,037 million
For the year ended March 31, 2025
Repurchase of treasury stock
1) Repurchasing of treasury stock resolved at the Board of Directors meeting held on November 1, 2023
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.

Details of matters relating to repurchase -

Number of common shares repurchased	5,216,600 shares
Total purchase price for repurchase of shares	¥18,962 million
2) Repurchasing of treasury stock resolved at the Board of Directors meeting held on May 8, 2024 and September 24, 2024
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency through more flexible measures than before while comprehensively considering factors such as the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	420,633,175 shares
Total purchase price for repurchase of shares	¥1,160,051 million
Retirement of treasury stock
Retiring of treasury stock resolved at the Board of Directors meeting held on May 8, 2024
Reason for retiring treasury stock -
The retirement was made to relieve concerns regarding the dilution of TMC’s share value due to disposition of treasury stock in the future.
Details of matters relating to retirement -

Number of common shares retired	520,000,000 shares

(5) Other components of equity
Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total

Balance at April 1, 2022	1,134,671	—	1,068,583	2,203,254

Other comprehensive income, net of tax	(105,435)	82,020	851,129	827,713
Reclassification to retained earnings	(94,233)	(72,598)	—	(166,831)
Other comprehensive income for the period attributable to non-controlling interests	(1,300)	(9,422)	(17,219)	(27,941)

Balance at March 31, 2023	933,702	—	1,902,493	2,836,195

Other comprehensive income, net of tax	716,048	56,434	1,344,621	2,117,103
Reclassification to retained earnings	(341,709)	(45,625)	—	(387,334)
Other comprehensive income for the period attributable to non-controlling interests	(7,186)	(10,809)	(44,213)	(62,208)

Balance at March 31, 2024	1,300,855	—	3,202,901	4,503,756

Other comprehensive income, net of tax	44,731	(85,084)	(705,678)	(746,031)
Reclassification to retained earnings	(234,994)	94,635	—	(140,359)
Other comprehensive income for the period attributable to non-controlling interests	(1,153)	(9,551)	3,470	(7,233)

Balance at March 31, 2025	1,109,439	—	2,500,693	3,610,133

(6) Other comprehensive income
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2023
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	144,160	(44,936)	99,223

Net changes	144,160	(44,936)	99,223

Remeasurements of defined benefit plans
Amount incurred during the year	112,151	(46,998)	65,153

Net changes	112,151	(46,998)	65,153

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(77,148)	—	(77,148)

Net changes	(77,148)	—	(77,148)

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	676,042	—	676,042
Reclassification to profit (loss)	—	—	—

Net changes	676,042	—	676,042

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(165,477)	49,738	(115,738)
Reclassification to profit (loss)	—	—	—

Net changes	(165,477)	49,738	(115,738)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	180,181	—	180,181
Reclassification to profit (loss)	—	—	—

Net changes	180,181	—	180,181

Total other comprehensive income	869,909	(42,196)	827,713

	Yen in millions
	For the year ended March 31, 2024
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	806,365	(248,826)	557,539

Net changes	806,365	(248,826)	557,539

Remeasurements of defined benefit plans
Amount incurred during the year	57,616	(11,289)	46,328

Net changes	57,616	(11,289)	46,328

Shares of other comprehensive income of equity method investees
Amount incurred during the year	156,118	—	156,118

Net changes	156,118	—	156,118

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	1,178,875	—	1,178,875
Reclassification to profit (loss)	—	—	—

Net changes	1,178,875	—	1,178,875

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	33,256	(10,459)	22,797
Reclassification to profit (loss)	(15,267)	4,717	(10,550)

Net changes	17,989	(5,742)	12,247

Shares of other comprehensive income of equity method investees
Amount incurred during the year	182,576	—	182,576
Reclassification to profit (loss)	(16,579)	—	(16,579)

Net changes	165,996	—	165,996

Total other comprehensive income	2,382,959	(265,856)	2,117,103

	Yen in millions
	For the year ended March 31, 2025
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year . . . . . . . . . . . . . . . .	153,164	(51,035)	102,129

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	153,164	(51,035)	102,129

Remeasurements of defined benefit plans
Amount incurred during the year . . . . . . . . . . . . . . . .	(154,517)	44,919	(109,598)

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(154,517)	44,919	(109,598)

Shares of other comprehensive income of equity method investees
Amount incurred during the year . . . . . . . . . . . . . . . .	(63,213)	—	(63,213)

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(63,213)	—	(63,213)

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year . . . . . . . . . . . . . . . .	(40,479)	—	(40,479)
Reclassification to profit (loss) . . . . . . . . . . . . . . . . . .	(787,369)	—	(787,369)

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(827,848)	—	(827,848)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year . . . . . . . . . . . . . . . .	40,503	(9,485)	31,018
Reclassification to profit (loss) . . . . . . . . . . . . . . . . . .	189	(49)	140

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,693	(9,534)	31,158

Shares of other comprehensive income of equity method investees
Amount incurred during the year . . . . . . . . . . . . . . . .	127,022	—	127,022
Reclassification to profit (loss) . . . . . . . . . . . . . . . . . .	(5,682)	—	(5,682)

Net changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121,340	—	121,340

Total other comprehensive income . . . . . . . . . . . . . . . . . . .	(730,381)	(15,650)	(746,031)

The gain on the disposal of certain consolidated subsidiaries is reclassified from “Exchange differences on translating foreign operations” to “Foreign exchange gain (loss), net” in the consolidated statement of income for fiscal 2025.

(7) Dividends
The paid dividend amounts are as follows:
For the year ended March 31, 2023

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 11, 2022	Common shares	385,792	28.00	March 31, 2022	May 27, 2022

The Board of Directors Meeting on November 1, 2022	Common shares	342,187	25.00	September 30, 2022	November 22, 2022
For the year ended March 31, 2024

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 10, 2023	Common shares	474,781	35.00	March 31, 2023	May 26, 2023

The Board of Directors Meeting on November 1, 2023	Common shares	405,416	30.00	September 30, 2023	November 22, 2023
For the year ended March 31, 2025

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2024	Common shares	606,338	45.00	March 31, 2024	May 24, 2024

The Board of Directors Meeting on November 6, 2024	Common shares	525,991	40.00	September 30, 2024	November 26, 2024

Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2025

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2025	Common shares	652,446	50.00	March 31, 2025	May 26, 2025